2. Summary of Significant Accounting Policies: (n) Accumulated Other Comprehensive Income (Policies)	12 Months Ended
Mar. 31, 2018
Policies
(n) Accumulated Other Comprehensive Income

(n) Accumulated Other Comprehensive Income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, all items that are required to be recognized under current accounting standards as components of comprehensive income are required to be reported in a financial statement that is presented with the same prominence as other financial statements. Comprehensive income includes net income and the foreign currency translation changes for the year in which such are obtained.